UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-7608
Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:      5/31
Date of reporting period:      2/28/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen North Carolina Premium Income Municipal Fund (NNC) February 28, 2006

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations - 27.1% (18.3% of Total Investments)

$1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City State University, Series 2003A, 5.000%, 6/01/28 - AMBAC Insured	6/13 at 100.00	AAA	$1,049,220

970	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.250%, 4/01/23 - XLCA Insured	4/13 at 100.00	AAA	1,038,928

5,875	North Carolina Education Assistance Authority, Subordinate Lien Guaranteed Student Loan Revenue Bonds, Series 1996C, 6.350%, 7/01/16 (Alternative Minimum Tax)	7/06 at 102.00	A	6,027,746

3,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A, 5.000%, 10/01/15	10/13 at 100.00	AA	3,544,548

750	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/21 - AMBAC Insured	4/14 at 100.00	Aaa	800,580

1,530	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/15 - AMBAC Insured	No Opt. Call	AAA	1,668,128

1,000	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%, 4/01/22 - AMBAC Insured	10/12 at 100.00	AAA	1,092,560

	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19	12/13 at 100.00	AA+	2,562,760
2,725	5.000%, 12/01/21	12/13 at 100.00	AA+	2,909,374
1,500	5.000%, 12/01/23	12/13 at 100.00	AA+	1,601,490

1,200	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/31 - AMBAC Insured	3/15 at 100.00	AAA	1,261,728

1,675	University of North Carolina, Wilmington, General Revenue Bonds, Series 2002A, 5.000%, 1/01/23 - AMBAC Insured	1/12 at 101.00	Aaa	1,780,274

23,890	Total Education and Civic Organizations			25,337,336

	Energy - 1.8% (1.3% of Total Investments)

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project - Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	BBB	1,650,615

	Health Care - 22.3% (14.9% of Total Investments)

250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45	1/15 at 100.00	AA	256,788

5,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31	10/11 at 101.00	AA	5,246,500

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/19	11/13 at 100.00	AA-	2,103,940

Principal
Amount		Optional Call		Market
(000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial Hospital, Series 1999, 6.375%, 10/01/29	10/09 at 101.00	A-	$2,131,480

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A:
1,000	5.500%, 1/01/19	1/12 at 100.00	A	1,062,140
550	5.500%, 1/01/20	1/12 at 100.00	A	583,011
1,750	5.375%, 1/01/32	1/12 at 100.00	A	1,809,623

1,615	North Carolina Medical Care Commission, Hospital Revenue Bonds, FirstHealth of the Carolinas Inc., Series 1998, 4.750%, 10/01/26	10/08 at 101.00	AA	1,632,846

3,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 2002, 5.375%, 6/01/32	6/12 at 101.00	A	3,119,340

800	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 - FGIC Insured	1/15 at 100.00	AAA	835,392

	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System, Series 2004A:
600	5.250%, 7/01/20 - AMBAC Insured	7/14 at 100.00	AAA	650,064
500	5.250%, 7/01/22 - AMBAC Insured	7/14 at 100.00	AAA	540,615

735	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24	11/14 at 100.00	AA	768,634

19,800	Total Health Care			20,740,373

	Housing/Multifamily - 5.5% (3.7% of Total Investments)

1,000	Asheville Housing Authority, North Carolina, GNMA Collateralized Multifamily Housing Revenue Bonds, Woodridge Apartments, Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)	11/07 at 102.00	AA	1,024,290

1,000	Charlotte, North Carolina, FHA-Insured Mortgage Revenue Refunding Bonds, Tryon Hills Apartments, Series 1993A, 5.875%, 1/01/25 - MBIA Insured	7/06 at 102.00	AAA	1,029,430

2,290	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)	7/13 at 105.00	AAA	2,391,859

	North Carolina Housing Finance Agency, FHA-Insured Multifamily Revenue Bonds, Series 1993:
230	5.800%, 7/01/14	7/06 at 100.00	Aa2	230,306
435	5.900%, 7/01/26	7/06 at 100.00	Aa2	435,431

4,955	Total Housing/Multifamily			5,111,316

	Housing/Single Family - 9.0% (6.0% of Total Investments)

1,180	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 - AMBAC Insured (Alternative Minimum Tax)	7/10 at 100.00	AAA	1,205,464

4,985	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	7/09 at 100.00	AA	5,173,283

1,945	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996HH, 6.300%, 3/01/26 (Alternative Minimum Tax)	3/06 at 102.00	AA	1,985,534

8,110	Total Housing/Single Family			8,364,281

	Industrials - 1.5% (1.0% of Total Investments)

1,400	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07) (Alternative Minimum Tax)	8/14 at 100.00	BBB	1,393,112

	Long-Term Care - 0.3% (0.2% of Total Investments)

250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services, Series 2005A, 5.250%, 9/01/21	9/15 at 100.00	N/R	257,258

Principal
Amount		Optional Call		Market
(000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Materials - 3.8% (2.6% of Total Investments)

$1,425	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	$1,500,226

2,000	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution Control Revenue Refunding Bonds, Champion International Corporation, Series 1995, 6.000%, 3/01/20	3/06 at 102.00	Baa3	2,042,640

3,425	Total Materials			3,542,866

	Tax Obligation/General - 8.8% (5.9% of Total Investments)

1,890	Craven County, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 - AMBAC Insured	5/12 at 101.00	AAA	2,012,226

4,285	Durham County, North Carolina, General Obligation Bonds, Series 2002B, 5.000%, 4/01/16	4/12 at 100.00	AAA	4,590,521

1,000	Johnston County, North Carolina, General Obligation Bonds, Series 2001, 5.000%, 6/01/16 - FGIC Insured	6/11 at 102.00	AAA	1,076,740

500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	535,920

7,675	Total Tax Obligation/General			8,215,407

	Tax Obligation/Limited - 30.4% (20.4% of Total Investments)

1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/17	2/13 at 100.00	AA-	1,423,752

1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 - MBIA Insured	6/14 at 100.00	Aaa	1,953,504

	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G:
1,145	5.000%, 6/01/18	6/13 at 100.00	AA+	1,206,555
1,700	5.375%, 6/01/26	6/13 at 100.00	AA+	1,824,848

	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,050	5.250%, 6/01/20	6/12 at 101.00	AA+	1,143,797
1,750	5.000%, 6/01/25	6/12 at 101.00	AA+	1,857,048

2,180	Concord, North Carolina, Certificates of Participation, Series 1996A, 6.125%, 6/01/21 - MBIA Insured	6/06 at 102.00	AAA	2,237,988

1,000	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/14 - AMBAC Insured	No Opt. Call	AAA	1,098,030

750	Johnston County Finance Corporation, North Carolina, Installment Payment Revenue Bonds, School and Museum Projects, Series 1999, 5.250%, 8/01/21 - FSA Insured	8/09 at 101.00	AAA	793,913

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/18 - FSA Insured	4/14 at 100.00	AAA	1,864,977
500	5.250%, 4/01/20 - FSA Insured	4/14 at 100.00	AAA	542,645
1,000	5.250%, 4/01/22 - FSA Insured	4/14 at 100.00	AAA	1,082,410

Principal
Amount		Optional Call		Market
(000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
$2,500	5.000%, 2/01/19	2/14 at 100.00	AA+	$2,640,450
1,500	5.000%, 2/01/23	2/14 at 100.00	AA+	1,571,895

1,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	1,582,920

	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21	6/13 at 100.00	AA+	1,207,868
1,000	5.250%, 6/01/23	6/13 at 100.00	AA+	1,066,330

2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/21 - MBIA Insured	3/14 at 100.00	AAA	2,141,380

1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 - FSA Insured	6/14 at 102.00	AAA	1,076,860

26,550	Total Tax Obligation/Limited			28,317,170

	Transportation - 6.5% (4.3% of Total Investments)

600	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	648,516

500	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/20 - XLCA Insured	7/15 at 100.00	AAA	534,405

2,250	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/16 - FGIC Insured	5/11 at 101.00	Aaa	2,419,155

2,300	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 5/01/30 - AMBAC Insured	5/15 at 100.00	Aaa	2,427,121

5,650	Total Transportation			6,029,197

	U.S. Guaranteed - 11.6% (7.8% of Total Investments) (4)

2,000	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2000, 6.000%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AA+ (4)	2,212,680

1,485	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%, 1/01/10 (ETM)	No Opt. Call	AAA	1,713,942

4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%, 1/01/20 (ETM)	No Opt. Call	AAA	4,741,891

2,000	North Carolina, General Obligation Bonds, Series 2000A, 5.100%, 9/01/16 (Pre-refunded 9/01/10)	9/10 at 102.00	AAA	2,166,420

9,745	Total U.S. Guaranteed			10,834,933

	Utilities - 12.9% (8.6% of Total Investments)

3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F, 5.500%, 1/01/15	1/13 at 100.00	BBB	3,254,700

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 - AMBAC Insured	1/16 at 100.00	AAA	1,100,390

4,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%, 1/01/20	1/10 at 101.00	A3	4,386,160

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 - AMBAC Insured	1/13 at 100.00	AAA	2,173,800

1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A3	1,067,500

11,000	Total Utilities			11,982,550

	Water and Sewer - 7.5% (5.0% of Total Investments)

1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%, 6/01/20 - XLCA Insured	6/15 at 100.00	Aaa	1,714,622

1,295	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%, 6/01/26	6/15 at 100.00	AA+	1,373,192

500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%, 6/01/23 - XLCA Insured	6/14 at 100.00	AAA	528,890

2,000	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%, 6/01/18	6/12 at 100.00	AAA	2,127,300

1,170	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005, 5.000%, 6/01/20	6/15 at 100.00	AAA	1,263,951

6,570	Total Water and Sewer			7,007,955

Principal
Amount		Optional Call		Market
(000)	Description (1)	Provisions (2)	Ratings (3)	Value

$130,520	Total Investments (cost $133,636,507) - 149.0%			138,784,369

	Other Assets Less Liabilities - 1.2%			1,152,739

	Preferred Shares, at Liquidation Value - (50.2)%			(46,800,000)

	Net Assets Applicable to Common Shares - 100%			$93,137,108

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(ETM)	Investment is escrowed to maturity.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $133,628,563.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$5,219,855
Depreciation	(64,049)

Net unrealized appreciation (depreciation) of investments	$5,155,806

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date April 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date April 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date April 28, 2006

*	Print the name and title of each signing officer under his or her signature.